OTHER LONG-TERM ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Other Assets, Noncurrent [Abstract]
Deferred contract costs	$ 72,051	$ 49,033
Investment in affiliated company	10,332	6,000
Investment in privately held companies	6,000	0
Other long-term assets	799	784
Total	$ 89,182	$ 55,817